Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Share Repurchase Activity
Share repurchase activity (in millions, except for average price data):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Number of shares acquired	12.3	15.6
Average price per share of acquired shares	$48.15	$35.53
Total cost of acquired shares	$593.2	$555.9

Dividends Declared
During fiscal years 2012 and 2011, our Board of Directors declared the following dividends (in millions, except per share amounts):

	Dividend Per Share	Record date	Total Amount	Payment Date
Fiscal Year 2012:
First quarter	$0.17	February 8, 2012	$128.2	February 24, 2012
Second quarter	$0.17	May 9, 2012	$129.0	May 25, 2012
Third quarter	$0.17	August 8, 2012	$129.1	August 24, 2012
Fourth quarter	$0.21	November 15, 2012	$157.4	November 30, 2012
Fiscal Year 2011:
First quarter	$0.13	February 9, 2011	$97.4	February 25, 2011
Second quarter	$0.13	May 11, 2011	$97.8	May 27, 2011
Third quarter	$0.13	August 10, 2011	$97.4	August 26, 2011
Fourth quarter	$0.17	November 17, 2011	$126.6	December 2, 2011

Components of Accumulated Other Comprehensive Income, Net of Taxes
Components of accumulated other comprehensive income, net of tax (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011
Net unrealized gains/(losses) on available-for-sale securities	$(0.1)	$(0.5)
Net unrealized gains/(losses) on hedging instruments	(72.1)	(45.3)
Translation adjustment	94.9	92.1
Accumulated other comprehensive income	$22.7	$46.3